Significant Agreements - Summary of Changes in Fair Value of Call Option Liability (Details) - One S.r.l [Member] $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Beginning balance	$ 2,416
Change in fair value	865
Foreign currency translation gain	(219)
Ending balance	$ 3,062